BUSINESS ACQUISITIONS (Detail 2) - BCP Media Acquisition [Member]	12 Months Ended
Dec. 31, 2022 USD ($) shares
Notes payable issued to seller	$ 2,399,000
Warrants to purchase common shares issued to seller | shares	60,000
Cash paid to seller	$ 2,100,000
Total preliminary consideration transferred	$ 4,559,000